Financial instruments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Assets:
Cash and cash equivalents		₨ 2,053		$ 27	₨ 2,228
Derivative financial instruments		1,105		15	360
Liabilities:
Trade and other payables		16,659		221	14,553
Derivative financial instruments		1,602		21	68
Long-term borrowings		5,570	[1]		26,347	[2]
Short-term borrowings		16,441		218	12,125
Bank overdraft		91		$ 1	0
Total carrying value [Member]
Assets:
Cash and cash equivalents		2,053			2,228
Other investments	[3]	24,015			23,343
Trade and other receivables		52,015			39,982
Derivative financial instruments		1,105			360
Other assets	[4]	4,170			2,843
Total		83,358			68,756
Liabilities:
Trade and other payables		16,659			14,553
Derivative financial instruments		1,602			68
Long-term borrowings		5,570			26,256
Short-term borrowings		16,441			12,125
Bank overdraft		91			0
Other liabilities and provisions	[5]	25,317			21,902
Total		65,680			74,904
Total fair value [Member]
Assets:
Cash and cash equivalents		2,053			2,228
Other investments	[3]	24,015			23,343
Trade and other receivables		52,015			39,982
Derivative financial instruments		1,105			360
Other assets	[4]	4,170			2,843
Total		83,358			68,756
Liabilities:
Trade and other payables		16,659			14,553
Derivative financial instruments		1,602			68
Long-term borrowings		5,570			26,256
Short-term borrowings		16,441			12,125
Bank overdraft		91			0
Other liabilities and provisions	[5]	25,317			21,902
Total		₨ 65,680			₨ 74,904

[1]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.0.
[2]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.91.
[3]	Interest accrued but not due on investments is included in other assets.
[4]	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.10,476 and Rs.10,639 as of March 31, 2020 and 2019, respectively, are not included.
[5]	Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.10,725 and Rs.8,898 as of March 31, 2020 and 2019, respectively, are not included.